Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					$ 19,572.7	$ 18,512.4	[1],[2]
Long-term Debt, Fair Value					21,201.3	20,960.5	[3]
Other Temporary Investments
Cost					375.8	373.3
Gross Unrealized Gains					11.7	12.3
Gross Unrealized Losses					(0.7)	0.0
Estimated Fair Value					386.8	385.6
Debt and Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales		$ 0.0	$ 0.0	$ 0.0
Purchases of Investments		10.7	1.6	17.4
Gross Realized Gains on Investment Sales		0.0	0.0	0.0
Gross Realized Losses on Investment Sales		0.0	0.0	0.0
Nuclear Trust Fund Investments
Estimated Fair Value		2,106.4	2,095.7		2,106.4	2,095.7
Gross Unrealized Gains					611.8	649.1
Other-Than-Temporary Impairments					(83.3)	(85.5)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,218.4	1,031.8	858.4
Purchases of Investments		2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales		69.1	32.3	18.3
Gross Realized Losses on Investment Sales		53.0	15.4	8.1
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		2,106.4	2,095.7
Fair Value Measurements (Textuals) [Abstract]
Disposal Group, Including Discontinued Operation, Long-term Debt						83.2
Disposal Group, Including Discontinued Operation, Long-term Debt, Fair Value						114.0
Adjusted Cost of Debt Securities					771.0	903.0
Adjusted Cost of Domestic Equity Securities					555.0	524.0
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					3,930.7	3,958.7
Long-term Debt, Fair Value					4,416.7	4,711.2
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					2,000.0	2,019.6
Long-term Debt, Fair Value					2,193.6	2,255.1
Nuclear Trust Fund Investments
Estimated Fair Value		2,106.4	2,095.7		2,106.4	2,095.7
Gross Unrealized Gains					611.8	649.1
Other-Than-Temporary Impairments					(83.3)	(85.5)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,218.4	1,031.8	858.4
Purchases of Investments		2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales		69.1	32.3	18.3
Gross Realized Losses on Investment Sales		53.0	15.4	$ 8.1
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		2,106.4	2,095.7
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities					771.0	903.0
Adjusted Cost of Domestic Equity Securities					555.0	524.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					2,157.7	2,286.8
Long-term Debt, Fair Value					2,472.7	2,709.5
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					1,286.1	1,036.7
Long-term Debt, Fair Value					1,402.9	1,216.2
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					2,273.5	2,132.4
Long-term Debt, Fair Value					2,417.2	2,402.6
Cash [Member]
Other Temporary Investments
Cost	[4]				271.0	279.7
Gross Unrealized Gains	[4]				0.0	0.0
Gross Unrealized Losses	[4]				0.0	0.0
Estimated Fair Value	[4],[5]				271.0	279.7
Nuclear Trust Fund Investments
Estimated Fair Value	[6]	168.3	20.0		168.3	20.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[6]	168.3	20.0
Cash [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[6]	168.3	20.0		168.3	20.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[6]	168.3	20.0
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		811.2	953.3		811.2	953.3
Gross Unrealized Gains					40.2	50.3
Other-Than-Temporary Impairments					(4.0)	(6.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		811.2	953.3
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		811.2	953.3		811.2	953.3
Gross Unrealized Gains					40.2	50.3
Other-Than-Temporary Impairments					(4.0)	(6.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		811.2	953.3
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost					91.1	80.5
Gross Unrealized Gains					0.0	0.0
Gross Unrealized Losses					(0.7)	0.0
Estimated Fair Value					90.4	80.5
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[7]	1,126.9	1,122.4		1,126.9	1,122.4
Gross Unrealized Gains					571.6	598.8
Other-Than-Temporary Impairments					(79.3)	(79.2)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[7]	1,126.9	1,122.4
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[7]	1,126.9	1,122.4		1,126.9	1,122.4
Gross Unrealized Gains					571.6	598.8
Other-Than-Temporary Impairments					(79.3)	(79.2)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[7]	1,126.9	1,122.4
Mutual Funds Equity [Member]
Other Temporary Investments
Cost					13.7	13.1
Gross Unrealized Gains					11.7	12.3
Gross Unrealized Losses					0.0	0.0
Estimated Fair Value	[7]				25.4	25.4
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		168.3	20.0		168.3	20.0
Gross Unrealized Gains					0.0	0.0
Other-Than-Temporary Impairments					0.0	0.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		168.3	20.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		168.3	20.0		168.3	20.0
Gross Unrealized Gains					0.0	0.0
Other-Than-Temporary Impairments					0.0	0.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		168.3	20.0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		731.1	697.0		731.1	697.0
Gross Unrealized Gains					35.9	44.6
Other-Than-Temporary Impairments					(2.6)	(5.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		731.1	697.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		731.1	697.0		731.1	697.0
Gross Unrealized Gains					35.9	44.6
Other-Than-Temporary Impairments					(2.6)	(5.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		731.1	697.0
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		57.9	47.8		57.9	47.8
Gross Unrealized Gains					3.2	4.5
Other-Than-Temporary Impairments					(1.1)	(1.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		57.9	47.8
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		57.9	47.8		57.9	47.8
Gross Unrealized Gains					3.2	4.5
Other-Than-Temporary Impairments					(1.1)	(1.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		57.9	47.8
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		22.2	208.5		22.2	208.5
Gross Unrealized Gains					1.1	1.2
Other-Than-Temporary Impairments					(0.3)	(0.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		22.2	208.5
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		22.2	208.5		22.2	208.5
Gross Unrealized Gains					1.1	1.2
Other-Than-Temporary Impairments					(0.3)	$ (0.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		22.2	$ 208.5
Within One Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		167.2			167.2
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		167.2
Within One Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		167.2			167.2
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		167.2
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		361.0			361.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		361.0
One Year To Five Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		361.0			361.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		361.0
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		129.4			129.4
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		129.4
Five Year To Ten Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		129.4			129.4
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		129.4
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		153.6			153.6
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		153.6
After 10 years [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		153.6			$ 153.6
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		$ 153.6

[1]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.
[2]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[3]	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.
[4]	Primarily represents amounts held for the repayment of debt.
[5]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.
[6]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[7]	Amounts represent publicly traded equity securities and equity-based mutual funds.